PARTNERSHIP CAPITAL - Non-controlling interest - Perpetual Subordinated Notes (Details) - Perpetual subordinated notes - $ / shares shares in Millions		12 Months Ended
	Jan. 21, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)		293	293	293	0
Issued for cash (in shares)	293	0	0	293
Series 7 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares)	12
Shares issued, price per share (usd per share)	$ 25
Series 14 Preferred Units
Schedule of Partnership Units [Line Items]
Quarterly fixed distribution rate	5.125%